Advances for Vessel Under Construction and Other Vessels' Costs (Tables)	6 Months Ended
Jun. 30, 2023
Advances for Vessel Under Construction and Other Vessels' Costs [Abstract]
Advances for Vessel Under Construction and Other Vessels' Costs
Advances for vessel under construction and other vessels’ costs as of June 30, 2023 and December 31, 2022 consisted of the following:

	June 30, 2023	December 31, 2022
Pre-delivery installments	$9,488	$-
Capitalized costs	1,423	-
Total	$10,911	$-